Goldman Sachs Capital Growth Fund
Goldman Sachs Capital Growth Fund—Summary
Investment Objective
The Goldman Sachs Capital Growth Fund (the “Fund”) seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A or Class T Shares if you invest at least $50,000 or $250,000, respectively, in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 46 and “Shareholder Guide—Common Questions Applicable to the Purchase of Class T Shares” beginning on page 50 and in Appendix C—Additional Information About Sales Charge Variations, Waivers and Discounts on page 86 of the Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-106 of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Goldman Sachs Capital Growth Fund		Class A	Class C	Institutional	Service	Investor	Class R	Class R6	Class T
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%	none	none	none	none	none	none	2.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	[1]	none	1.00%	none	none	none	none	none	none
[1]	A contingent deferred sales charge (“CDSC”) of 1% is imposed on Class C Shares redeemed within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Goldman Sachs Capital Growth Fund		Class A	Class C	Institutional	Service	Investor	Class R	Class R6	Class T
Management Fees	[1]	0.71%	0.71%	0.71%	0.71%	0.71%	0.71%	0.71%	0.71%
Distribution and/or Service (12b-1) Fees		0.25%	0.75%	none	0.25%	none	0.50%	none	0.25%
Other Expenses	[2]	0.25%	0.50%	0.11%	0.36%	0.25%	0.25%	0.10%	0.25%
Service Fees		none	0.25%	none	none	none	none	none	none
Shareholder Administration Fees		none	none	none	0.25%	none	none	none	none
All Other Expenses		0.25%	0.25%	0.11%	0.11%	0.25%	0.25%	0.10%	0.25%
Total Annual Fund Operating Expenses		1.21%	1.96%	0.82%	1.32%	0.96%	1.46%	0.81%	1.21%
Expense Limitation	[3]	(0.07%)	(0.07%)	(0.07%)	(0.07%)	(0.07%)	(0.07%)	(0.07%)	(0.07%)
Total Annual Fund Operating Expenses	[4]	1.14%	1.89%	0.75%	1.25%	0.89%	1.39%	0.74%	1.14%
[1]	The Fund’s “Management Fees” have been restated to reflect current fees.
[2]	The "Other Expenses" for Class T Shares have been estimated to reflect expenses expected to be incurred during the current fiscal year.
[3]	The Investment Adviser has agreed to reduce or limit "Other Expenses" (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, shareholder administration fees, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.004% of the Fund's average daily net assets. This arrangement will remain in effect through at least December 29, 2018, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.
[4]	After Expense Limitation

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in Class A, Class C, Institutional, Service, Investor, Class R, Class R6 and/or Class T Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class C, Institutional, Service, Investor, Class R, Class R6 and/or Class T Shares at the end of those periods, unless otherwise stated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (except that the Example incorporates the fee waiver and expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Assuming complete redemption at end of period
Expense Example - Goldman Sachs Capital Growth Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A Shares	660	906	1,172	1,929
Class C Shares	292	609	1,051	2,280
Institutional Shares	77	255	448	1,007
Service Shares	127	411	717	1,584
Investor Shares	91	299	524	1,172
Class R Shares	142	455	791	1,740
Class R6 Shares	76	252	443	995
Class T Shares	363	618	892	1,673

Assuming no redemption
Expense Example, No Redemption	1 Year	3 Years	5 Years	10 Years
Goldman Sachs Capital Growth Fund | Class C Shares | USD ($)	192	609	1,051	2,280

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in the annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended August 31, 2017 was 48% of the average value of its portfolio.
Principal Strategy
The Fund invests, under normal circumstances, at least 90% of its total assets measured at time of purchase (“Total Assets”) in equity investments. Although the Fund invests primarily in publicly traded U.S. securities, it may invest up to 25% of its Total Assets in foreign securities, including securities of issuers in countries with emerging markets or economies (“emerging countries”) and securities quoted in foreign currencies.

The Fund seeks to achieve its investment objective by investing, under normal circumstances, in approximately 90-130 companies that are considered by the Investment Adviser to be positioned for long-term growth. The Fund’s fundamental equity growth investment process involves evaluating potential investments based on specific characteristics believed to indicate a high-quality business with sustainable growth, including strong business franchises, favorable long-term prospects, and excellent management. The Investment Adviser will also consider valuation of companies when determining whether to buy and/or sell securities. The Investment Adviser may decide to sell a position for various reasons, including when a company’s fundamental outlook deteriorates because of valuation and price considerations, for risk management purposes, or when a company is deemed to be misallocating capital. In addition, the Investment Adviser may sell a position in order to meet shareholder redemptions.

The Fund may invest up to 10% of its Total Assets in fixed income securities, such as government, corporate and bank debt obligations.

The Fund's benchmark index is the Russell 1000® Growth Index.
Principal Risks of the Fund
Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective. Investments in the Fund involve substantial risks which prospective investors should consider carefully before investing.

Investment Style Risk.  Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.

Large Shareholder Transactions Risk.  The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s net asset value (“NAV”) and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

Market Risk.  The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.

Stock Risk. Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.
Performance
The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class A Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class C, Institutional, Service, Investor, Class R, Class R6 and Class T Shares compare to those of a broad-based securities market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling the appropriate phone number on the back cover of the Prospectus.

The bar chart (including "Best Quarter" and "Worst Quarter" information) does not reflect the sales loads applicable to Class A Shares. If the sales loads were reflected, returns would be less. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown.
TOTAL RETURN CALENDAR YEAR (CLASS A)

The total return for Class A Shares for the 9-month period ended September 30, 2017 was 22.98%. Best Quarter Q2 ‘09 +22.11% Worst Quarter Q4 ‘08 –28.66%
AVERAGE ANNUAL TOTAL RETURN For the period ended December 31, 2016
Average Annual Total Returns - Goldman Sachs Capital Growth Fund		1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A Shares		(3.68%)	11.73%	5.86%	8.77%	Apr. 20, 1990
Class A Shares | Returns After Taxes on Distributions		(4.01%)	9.29%	4.57%	7.00%	Apr. 20, 1990
Class A Shares | Returns After Taxes on Distributions and Sale of Fund Shares		(1.81%)	9.12%	4.56%	6.77%	Apr. 20, 1990
Class A Shares | Russell 1000® Growth Index (reflects no deduction for fees or expenses)		7.06%	14.48%	8.33%	9.32%	Apr. 20, 1990
Class C Shares		0.11%	12.15%	5.66%	5.00%	Aug. 15, 1997
Class C Shares | Russell 1000® Growth Index (reflects no deduction for fees or expenses)		7.06%	14.48%	8.33%	5.83%	Aug. 15, 1997
Institutional Shares		2.33%	13.45%	6.88%	6.20%	Aug. 15, 1997
Institutional Shares | Russell 1000® Growth Index (reflects no deduction for fees or expenses)		7.06%	14.48%	8.33%	5.83%	Aug. 15, 1997
Service Shares		1.81%	12.88%	6.35%	5.68%	Aug. 15, 1997
Service Shares | Russell 1000® Growth Index (reflects no deduction for fees or expenses)		7.06%	14.48%	8.33%	5.83%	Aug. 15, 1997
Investor Shares		2.16%	13.28%		6.39%	Nov. 30, 2007
Investor Shares | Russell 1000® Growth Index (reflects no deduction for fees or expenses)		7.06%	14.48%		7.82%	Nov. 30, 2007
Class R Shares		1.68%	12.72%		5.87%	Nov. 30, 2007
Class R Shares | Russell 1000® Growth Index (reflects no deduction for fees or expenses)		7.06%	14.48%		7.82%	Nov. 30, 2007
Class R6 Shares	[1]	2.34%	13.45%	6.88%	6.20%	Jul. 31, 2015
Class R6 Shares | Russell 1000® Growth Index (reflects no deduction for fees or expenses)	[1]	7.06%	14.48%	8.33%	5.83%	Jul. 31, 2015
Class T Shares	[2]	(3.68%)	11.73%	5.86%	8.77%
Class T Shares | Russell 1000® Growth Index (reflects no deduction for fees or expenses)	[2]	7.06%	14.48%	8.33%	9.32%
[1]	Class R6 Shares commenced operations on July 31, 2015. Prior to that date, the performance of the Class R6 Shares shown in the table above is that of the Institutional Shares, including since inception performance as of Institutional Shares' inception date. Performance has not been adjusted to reflect the lower expenses of Class R6 Shares. Class R6 Shares would have had higher returns because: (i) Institutional Shares and Class R6 Shares represent interests in the same portfolio of securities; and (ii) Class R6 Shares have lower expenses.
[2]	As of the date of the Prospectus, Class T Shares have not commenced operations. Performance of Class T Shares shown in the table above is that of Class A Shares, including since inception performance as of Class A Shares’ inception date. Performance has not been adjusted to reflect the lower maximum sales charge (load) imposed on purchases of Class T Shares. Class T Shares would have had higher returns because: (i) Class A Shares and Class T Shares represent interests in the same portfolio of securities; and (ii) Class T Shares impose a lower maximum sales charge (load) on purchases.

The after-tax returns are for Class A Shares only. The after-tax returns for Class C, Institutional, Service, Investor, Class R6 and Class T Shares, and returns for Class R Shares (which are offered exclusively to employee benefit plans), will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.